Business Acquisitions (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Business Combinations [Abstract]
Cash consideration	¥ 3,850
Cash and cash equivalents	86
Intangible assets	10,699
Goodwill	14,051
Acquired noncontrolling interests	¥ 22,400